RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Market risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest rate risk | Floating interest rate
Disclosure of risk management strategy related to hedge accounting [line items]
Carrying value	$ 5,035	$ 5,228
Hedged item, liabilities	2,918	2,467
5% increase in future energy prices | Energy derivative contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	(9)	(21)	$ (16)
Effect on OCI	(11)	(12)	(15)
5% increase in future energy prices | Currency risk
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	56	39	45
Effect on OCI	26	9	20
5% decrease in future energy prices | Energy derivative contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	9	8	6
Effect on OCI	11	12	15
5% decrease in future energy prices | Currency risk
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	(54)	(26)	(45)
Effect on OCI	(26)	(9)	(21)
Impact of 1% Increase | Interest rate risk
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	2	(14)	10
Effect on OCI	119	64	36
Impact of 1% Decrease | Interest rate risk
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	(3)	13	(5)
Effect on OCI	$ (126)	$ (64)	$ (39)